CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT	CNY (¥) shares	USD ($) shares	Series A Convertible Redeemable Preferred Shares CNY (¥)	Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Series B Convertible Redeemable Preferred Shares CNY (¥)	Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Series C Convertible Redeemable Preferred Shares CNY (¥)	Series C1 Convertible Redeemable Preferred Shares CNY (¥)	Outstanding Ordinary Shares CNY (¥) shares	Additional Paid-In Capital CNY (¥)	Treasury Stocks CNY (¥) shares	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Series A Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series C Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series C1 Convertible Redeemable Preferred Shares CNY (¥)	Non-controlling Interests CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Deficit CNY (¥)
Beginning balance at Dec. 31, 2017	¥ (108,560,011)										¥ 15,723	¥ 8,856,316		¥ 24,651	¥ (117,456,701)
Beginning balance, shares at Dec. 31, 2017 | shares											24,062,500		10,000,000
Share-based compensation expense (Note 17)	951,626,250											951,626,250
Accretion on Series A convertible redeemable preferred shares of a subsidiary			¥ (978,201)													¥ (978,201)
Accretion to convertible redeemable preferred shares redemption value	(101,806,743)		(15,718,213)	¥ (4,840,875)		¥ (37,001,459)	¥ (31,800,587)	¥ (12,312,158)		¥ (133,451)						(15,718,213)	¥ (4,840,875)		¥ (37,001,459)	¥ (31,800,587)	¥ (12,312,158)		¥ (133,451)
Distribution to the founder (Note 17)												6,837,374			(6,837,374)
Conversion of series A, A1, B1, B2, B3, C1 preferred shares to ordinary shares, value	2,123,987,271										¥ 12,217	2,123,975,054
Conversion of series A, A1, B1, B2, B3, C1 preferred shares to ordinary shares, shares | shares											17,821,248
Deemed dividend to preferred shareholders (Note 15)												1,916,871			(1,916,871)
Vesting of restricted shares to founders, value											¥ 10,926	(10,926)
Vesting of restricted shares to founders, shares | shares											15,937,500
Gains on repurchase of convertible redeemable preferred shares	18,332,152														18,332,152
Issuance of ordinary shares upon Initial Public Offering ("IPO") and over- allotment option, net of cost of issuance (Note 3), value	590,931,483										¥ 2,364	590,929,119
Issuance of ordinary shares upon Initial Public Offering ("IPO") and over- allotment option, net of cost of issuance (Note 3), shares | shares											3,450,000
Exercise of share options	¥ 317										¥ 317
Exercise of share options, shares | shares	500,000	500,000									500,000		(500,000)
Net loss	¥ (1,945,846,212)														(1,942,571,687)									¥ (3,274,525)
Foreign currency translation	(16,453,526)													(16,453,526)
Ending balance at Dec. 31, 2018	1,511,232,780										¥ 41,547	3,684,130,058		(16,428,875)	(2,153,235,425)									(3,274,525)
Ending balance, shares at Dec. 31, 2018 | shares											61,771,248		9,500,000
Share-based compensation expense (Note 17)	271,978,493											271,978,493
Accretion on Series A convertible redeemable preferred shares of a subsidiary			(12,171,842)		¥ (8,376,190)											(12,171,842)		¥ (8,376,190)
Issuance of ordinary shares to the Paper (Note 3), value	152,850,342										¥ 1,047	152,849,295
Issuance of ordinary shares to the Paper (Note 3), shares | shares											1,480,123
Issuance of ordinary shares upon follow-on offering, net of issuance costs (Note 3), value	212,143,573										¥ 558	212,143,015
Issuance of ordinary shares upon follow-on offering, net of issuance costs (Note 3), shares | shares											831,967
Repurchase of ordinary shares (Note 2z), value	(142,228,779)												¥ (142,228,779)
Repurchase of ordinary shares (Note 2z), shares | shares											(1,166,425)		1,166,425
Exercise of share options	¥ 1,499										¥ 1,499
Exercise of share options, shares | shares	2,197,104	2,197,104									2,197,105		(2,031,005)
Net loss	¥ (2,689,267,847)														(2,688,680,705)									(587,142)
Foreign currency translation	(1,505,650)													(1,505,650)
Ending balance at Dec. 31, 2019	(705,343,621)										¥ 44,651	4,321,100,861	¥ (142,228,779)	(17,934,525)	(4,862,464,162)									(3,861,667)
Ending balance, shares at Dec. 31, 2019 | shares											65,114,018		8,635,420
Share-based compensation expense (Note 17)	463,213,874											463,213,874
Cumulative effect of adoption of accounting standard																									¥ (6,888,779)	¥ (6,888,779)
Accretion on Series A convertible redeemable preferred shares of a subsidiary			¥ (13,509,457)		(33,187,330)				¥ (1,579,984)							¥ (13,509,457)		(33,187,330)				¥ (1,579,984)
Gains on repurchase of Series B convertible redeemable preferred shares of a subsidiary	14,841,680	$ 2,274,587			¥ 14,841,680													¥ 14,841,680
Repurchase of ordinary shares (Note 2z), value	(142,200,000)
Repurchase of ordinary shares (Note 2z), shares | shares											1,166,425
Gains on repurchase of convertible redeemable preferred shares	0
Exercise of share options	¥ 2,166										¥ 2,166
Exercise of share options, shares | shares	3,144,786	3,144,786									3,144,786		(1,144,786)
Net loss	¥ (1,105,166,432)														(1,104,438,841)									(727,591)
Foreign currency translation	102,254,115													102,254,115
Ending balance at Dec. 31, 2020	¥ (1,285,363,768)	$ (196,990,616)									¥ 46,817	¥ 4,784,314,735	¥ (142,228,779)	¥ 84,319,590	¥ (6,007,226,873)									¥ (4,589,258)
Ending balance, shares at Dec. 31, 2020 | shares											68,258,804		7,490,634